Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Capitalized Leases
2015	$ 18
2016	17
2017	34
2018	22
2019	22
Thereafter	64
Total minimum lease payments	177
Less amounts representing interest	(24)
Present value of net minimum lease payments	153
Operating Leases
2015	112
2016	77
2017	45
2018	21
2019	13
Thereafter	23
Total minimum lease payments	291
Rent expense for operating leases	150	140	153
Sale Leaseback Transaction, Gross Proceeds	$ 165
Term of Lease	10 years
Monthly payments due years 1-5	5 years
Annual payments due years 6-10	5 years